INTANGIBLE ASSETS, NET (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	¥ 30,953	$ 4,744	¥ 24,646	¥ 22,199
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	29,585
Finite-Lived Intangible Assets, Amortization Expense, Year Two	25,132
Finite-Lived Intangible Assets, Amortization Expense, Year Three	23,055
Finite-Lived Intangible Assets, Amortization Expense, Year Four	20,306
Finite-Lived Intangible Assets, Amortization Expense, Year Five	¥ 19,810